Derivative Instruments and Hedging Activities (Textuals) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) Derivative	Dec. 31, 2015 USD ($) Derivative	Mar. 31, 2006 USD ($)
Derivative Instruments and Hedging Activities (Textuals)
Fair value of investment hedge contracts		$ 1.2			$ 1.0
Derivatives used in net investment hedge, increase (decrease), gross of tax	$ 10.4	0.8
Maximum remaining maturity of foreign currency derivatives	24 months
Fair value of non-designated foreign exchange forward contracts		0.8			$ 0.9
Number of interest rate swap contracts				1	1
Notional amount of pay-fixed receive-variable interest rate swaps						$ 200.0
Fair value of interest rate contracts		(1.2)			$ 0.1
Gain on interest rate cash flow hedges, pretax	$ 1.1	1.1
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	13.5	14.8	$ 4.5
Interest Rate Swap
Derivative [Line Items]
Number of foreign currency option contracts | Derivative				2	2
Derivative Instruments and Hedging Activities (Textuals)
Notional amount of pay-fixed receive-variable interest rate swaps		0.0			$ 25.0
Foreign Exchange Contract [Member]
Derivative [Line Items]
Number of foreign currency option contracts				2	2
Derivative Instruments and Hedging Activities (Textuals)
Notional amount of pay-fixed receive-variable interest rate swaps				€ 1,416.0	$ 1,547.1
Derivative, Average Foreign Currency Option Strike Price				1.09	1.09
Miscellaneous, net | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities (Textuals)
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 7.0	$ 0.0	$ 0.0